Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net Loss Attributable to Common Shareholders	$ (12,051,793)	$ (7,118,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	150,511	77,833
Accrued debt related costs		1,796,874
Change in fair value of warrant liability	2,646,170	(100,000)
Depreciation and amortization of intangibles	426,535	298,287
Stock compensation	154,308	85,209
Warrants issued for professional services	18,612
Amortization of deferred commissions	68,898	47,246
Debt/warrant inducement and share price adjustment	3,712,383	7,906
Net loss after adjustments for non-cash operating activities	(4,874,376)	(4,905,330)
Changes in operating assets and liabilities:
Accounts receivable	(314,220)	17,548
Deferred commissions	(26,076)	(68,866)
Prepaid expenses	85,995	(111,196)
Accounts payable	418,696	700,662
Accrued expenses	2,356	41,669
Accrued interest	93,985	(487,778)
Deferred revenue	110,837	66,452
Net cash used in operating activities	(4,502,803)	(4,746,839)
INVESTING ACTIVITIES
Purchase of fixed assets	(43,049)	(37,457)
Cash paid for acquisition		(1,375,000)
Net cash used in investing activities	(43,049)	(1,412,457)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	750,000	7,820,000
Repayment of notes	(114,217)	(1,862,500)
Issuance of common shares, net of costs	33,829
Issuance of shares of convertible preferred stock, net of costs	4,403,664
Payment of debt issuance costs		(86,348)
Repayment of capital lease	(49,099)
Repayment of bank borrowing	(52,566)	(162,966)
Proceeds from bank borrowing	113,339	330,020
Net cash provided by financing activities	5,084,950	6,038,206
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	539,098	(121,090)
CASH AND CASH EQUIVALENTS
Beginning of period	112,221	150,555
End of period	651,319	29,465
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	154,848	1,193,372
NONCASH FINANCING AND INVESTING TRANSACTIONS
Conversion of debt into equity	752,000	986,793
Conversion of accrued interest to note payable		$ 150,660
Fixed assets purchases included in accounts payable cancelled	80,156
Capital lease obligations	837,722
Debt issuance costs in exchange for warrants	127,080
Common stock issued for preferred stock dividends	85,973
Conversion of warrant liability to additional paid-in-capital	$ 420,090